Loans Receivable And Allowance For Credit Losses (Tables)	12 Months Ended
Sep. 30, 2013
Loans Receivable And Allowance For Credit Losses [Abstract]
Summary Of Loans Receivable

	2013	2012
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,743,047	$5,392,429
Multi-family and commercial	50,358	48,623
Construction	77,743	52,254
Total real estate loans	5,871,148	5,493,306

Consumer Loans:
Home equity	135,028	149,321
Other	5,623	6,529
Total consumer loans	140,651	155,850

Total loans receivable	6,011,799	5,649,156

Less:
Undisbursed loan funds	42,807	22,874
ACL	8,822	11,100
Discounts/unearned loan fees	23,057	21,468
Premiums/deferred costs	(21,755)	(14,369)
	$5,958,868	$5,608,083

Recorded Investment Of Loans, Past Due

	September 30, 2013
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$18,889	$9,379	$28,268	$5,092,581	$5,120,849
One- to four-family loans - purchased	7,842	9,695	17,537	631,050	648,587
Multi-family and commercial loans	--	--	--	57,603	57,603
Consumer - home equity	848	485	1,333	133,695	135,028
Consumer - other	35	5	40	5,583	5,623
	$27,614	$19,564	$47,178	$5,920,512	$5,967,690

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

Recorded Investment In Classified Loans

	September 30,
	2013		2012
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$29,359	$27,761	$36,055	$23,153
One- to four-family - purchased	1,871	14,195	2,829	14,538
Multi-family and commercial	1,976	--	2,578	--
Consumer - home equity	87	819	413	815
Consumer - other	--	13	--	39
	$33,293	$42,788	$41,875	$38,545

Weighted Average Loan to Value and Credit Score Information

	September 30,
	2013		2012
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	762	65%	763	65%
One- to four-family - purchased	747	67	749	67
Consumer - home equity	746	19	747	19
	760	64%	761	64%

Troubled Debt Restructurings On Financing Receivables

	For the Year Ended September 30, 2013
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	178	$30,707	$30,900
One- to four-family loans - purchased	9	2,324	2,366
Multi-family and commercial loans	2	82	79
Consumer - home equity	14	297	305
Consumer - other	--	--	--
	203	$33,410	$33,650

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

The following table provides information on TDRs restructured within the last 12 months that became delinquent during the years presented.

	For the Years Ended
	September 30, 2013		September 30, 2012		September 30, 2011
	Number		Number		Number
	of	Recorded	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment	Contracts	Investment
	(Dollars in thousands)
One- to four-family loans - originated	38	$3,341	14	$2,340	13	$1,353
One- to four-family loans - purchased	6	1,270	--	--	--	--
Multi-family and commercial loans	--	--	--	--	--	--
Consumer - home equity	3	22	--	--	--	--
Consumer - other	1	10	--	--	--	--
	48	$4,643	14	$2,340	13	$1,353

Impaired Loans By Class

	September 30, 2013			September 30, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	ACL	Investment	Balance	ACL
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$12,950	$13,543	$--	$10,729	$10,765	$--
One- to four-family - purchased	13,882	16,645	--	15,340	15,216	--
Multi-family and commercial	--	--	--	--	--	--
Consumer - home equity	577	980	--	882	881	--
Consumer - other	2	7	--	27	27	--
	27,411	31,175	--	26,978	26,889	--
With an allowance recorded
One- to four-family - originated	35,520	35,619	209	41,125	41,293	268
One- to four-family - purchased	2,034	2,015	29	2,028	2,016	54
Multi-family and commercial	73	74	2	--	--	--
Consumer - home equity	492	492	78	307	307	52
Consumer - other	11	11	1	12	12	1
	38,130	38,211	319	43,472	43,628	375
Total
One- to four-family - originated	48,470	49,162	209	51,854	52,058	268
One- to four-family - purchased	15,916	18,660	29	17,368	17,232	54
Multi-family and commercial	73	74	2	--	--	--
Consumer - home equity	1,069	1,472	78	1,189	1,188	52
Consumer - other	13	18	1	39	39	1
	$65,541	$69,386	$319	$70,450	$70,517	$375

The following is a summary of information pertaining to impaired loans by class for the years ended September 30, 2013, 2012, and 2011.  The decrease in the average recorded investment in loans with no related allowance recorded and the corresponding increase in the average recorded investment in loans with an allowance recorded between fiscal years 2012 and 2013 was due primarily to a change in our process of evaluating TDRs for impairment that occurred in the latter half of fiscal year 2012.  Generally, only TDRs that are 180 days or more delinquent are individually evaluated for impairment, whereas prior to the change in our process during fiscal year 2012, all TDRs were individually evaluated for impairment.  This change was primarily driven by the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to regulatory reporting requirements.

	For the Years Ended
	September 30, 2013		September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$9,763	$321	$41,396	$176	$41,401	$1,467
One- to four-family - purchased	14,730	186	12,296	126	7,381	58
Multi-family and commercial	--	--	223	--	578	36
Consumer - home equity	567	39	543	6	672	14
Consumer - other	19	--	11	--	46	--
	25,079	546	54,469	308	50,078	1,575
With an allowance recorded
One- to four-family - originated	40,590	1,651	10,886	1,330	2,419	102
One- to four-family - purchased	2,052	74	6,138	51	14,576	156
Multi-family and commercial	58	3	--	--	--	--
Consumer - home equity	534	23	226	4	80	3
Consumer - other	23	1	6	--	--	--
	43,257	1,752	17,256	1,385	17,075	261
Total
One- to four-family - originated	50,353	1,972	52,282	1,506	43,820	1,569
One- to four-family - purchased	16,782	260	18,434	177	21,957	214
Multi-family and commercial	58	3	223	--	578	36
Consumer - home equity	1,101	62	769	10	752	17
Consumer - other	42	1	17	--	46	--
	$68,336	$2,298	$71,725	$1,693	$67,153	$1,836

Allowance For Credit Losses

	For the Year Ended September 30, 2013
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$6,074	$4,453	$10,527	$219	$354	$11,100
Charge-offs	(637)	(761)	(1,398)	--	(259)	(1,657)
Recoveries	14	398	412	--	34	446
Provision for credit losses	320	(1,604)	(1,284)	(34)	251	(1,067)
Ending balance	$5,771	$2,486	$8,257	$185	$380	$8,822

	For the Year Ended September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

	For the Year Ended September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method

	September 30, 2013
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment in loans
collectively evaluated for impairment	$5,107,899	$634,705	$5,742,604	$57,603	$140,072	$5,940,279

Recorded investment in loans
individually evaluated for impairment	12,950	13,882	26,832	--	579	27,411
	$5,120,849	$648,587	$5,769,436	$57,603	$140,651	$5,967,690

ACL for loans collectively
evaluated for impairment	$5,771	$2,486	$8,257	$185	$380	$8,822

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment in loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment in loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100